Related parties	12 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
Related parties

29.	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer and all of the Senior Vice Presidents.
Key management personnel compensation comprises:

	2021	2020

Short-term employee benefits	$2,690	$2,384

Post-employment benefits	72	97

Share-based compensation	1,243	925

Termination benefits	-	864

	$4,005	$4,270
As at November 30, 2021, the key management personnel controlled 0.7% (2020 – 1.4%) of the voting shares of the Company and held 0.2% (2020 – 0.2%) of the convertible unsecured senior notes.